UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 21128
Legg Mason Partners Variable Portfolios IV
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

LEGG MASON PARTNERS VARIABLE
PORTFOLIOS IV
Legg Mason Partners Variable Multiple Discipline Portfolio – All Cap
Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio – Large Cap
Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio – Global All
Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline Portfolio – Balanced All
Cap Growth and Value
FORM N-Q
MARCH 31, 2006

All Cap Growth and Value
Schedules of Investments (unaudited)
March 31, 2006

Shares	Security	Value

COMMON STOCKS — 100.0%

CONSUMER DISCRETIONARY — 17.5%

Auto Components — 0.4%
70,000	Lear Corp.	$1,241,100

Hotels, Restaurants & Leisure — 0.7%
55,935	McDonald’s Corp.	1,921,927

Internet & Catalog Retail — 1.7%
44,500	Amazon.com Inc. *	1,624,695
66,945	Expedia Inc. *	1,356,975
61,945	IAC/InterActiveCorp. *	1,825,519

	Total Internet & Catalog Retail	4,807,189

Leisure Equipment & Products — 0.8%
108,740	Hasbro Inc.	2,294,414

Media — 10.8%
92,340	Cablevision Systems Corp., New York Group, Class A Shares *	2,465,478
49,500	Clear Channel Communications Inc.	1,435,995
150,960	Comcast Corp., Special Class A Shares *	3,943,075
32,377	Discovery Holding Co., Class A Shares *	485,655
229,000	Interpublic Group of Cos. Inc. *	2,189,240
6,938	Liberty Global Inc., Series A Shares *	142,021
6,938	Liberty Global Inc., Series C Shares *	137,025
433,779	Liberty Media Corp., Class A Shares *	3,561,326
190,590	News Corp., Class B Shares	3,346,760
120,000	Pearson PLC, Sponsored ADR	1,662,000
331,535	Time Warner Inc.	5,566,473
221,730	Walt Disney Co.	6,184,050

	Total Media	31,119,098

Specialty Retail — 3.1%
47,000	Bed Bath & Beyond Inc. *	1,804,800
90,660	Charming Shoppes Inc. *	1,348,114
134,234	Home Depot Inc.	5,678,098

	Total Specialty Retail	8,831,012

	TOTAL CONSUMER DISCRETIONARY	50,214,740

CONSUMER STAPLES — 7.9%

Beverages — 2.4%
82,963	Coca-Cola Co.	3,473,661
11,000	Molson Coors Brewing Co., Class B Shares	754,820
44,013	PepsiCo Inc.	2,543,511

	Total Beverages	6,771,992

Food & Staples Retailing — 1.5%
65,700	Safeway Inc.	1,650,384
54,000	Wal-Mart Stores Inc.	2,550,960

	Total Food & Staples Retailing	4,201,344

Food Products — 2.5%
64,000	Kraft Foods Inc., Class A Shares	1,939,840
68,700	Unilever PLC, Sponsored ADR	2,821,509
38,540	Wm. Wrigley Jr. Co.	2,466,560

	Total Food Products	7,227,909

Household Products — 1.5%
10,000	Kimberly-Clark Corp.	578,000
65,341	Procter & Gamble Co.	3,764,949

	Total Household Products	4,342,949

	TOTAL CONSUMER STAPLES	22,544,194

See Notes to Schedules of Investments.

All Cap Growth and Value
Schedules of Investments (unaudited)(continued)
March 31, 2006

Shares	Security	Value

ENERGY — 8.1%

Energy Equipment & Services — 2.9%
18,000	Baker Hughes Inc.	$1,231,200
31,640	GlobalSantaFe Corp.	1,922,130
33,046	Grant Prideco Inc. *	1,415,691
81,350	Weatherford International Ltd. *	3,721,762

	Total Energy Equipment & Services	8,290,783

Oil, Gas & Consumable Fuels — 5.2%
43,260	Anadarko Petroleum Corp.	4,369,693
31,820	BP PLC, Sponsored ADR	2,193,671
12,300	Chevron Corp.	713,031
66,780	Exxon Mobil Corp.	4,064,231
33,620	Murphy Oil Corp.	1,674,948
84,300	Williams Cos. Inc.	1,803,177

	Total Oil, Gas & Consumable Fuels	14,818,751

	TOTAL ENERGY	23,109,534

FINANCIALS — 14.3%

Capital Markets — 4.9%
10,329	Ameriprise Financial Inc.	465,425
10,000	Goldman Sachs Group Inc.	1,569,600
24,002	Lehman Brothers Holdings Inc.	3,469,009
82,804	Merrill Lynch & Co. Inc.	6,521,643
34,530	State Street Corp.	2,086,648

	Total Capital Markets	14,112,325

Commercial Banks — 1.0%
65,329	Bank of America Corp.	2,975,083

Consumer Finance — 1.0%
56,145	American Express Co.	2,950,420

Diversified Financial Services — 1.1%
76,332	JPMorgan Chase & Co.	3,178,464

Insurance — 4.1%
20,315	Ambac Financial Group Inc.	1,617,074
73,985	American International Group Inc.	4,889,669
681	Berkshire Hathaway Inc., Class B Shares *	2,051,172
31,785	Chubb Corp.	3,033,560

	Total Insurance	11,591,475

Thrifts & Mortgage Finance — 2.2%
44,145	MGIC Investment Corp.	2,941,381
70,000	PMI Group Inc.	3,214,400

	Total Thrifts & Mortgage Finance	6,155,781

	TOTAL FINANCIALS	40,963,548

HEALTH CARE — 19.0%

Biotechnology — 8.3%
2,746	Alkermes Inc. *	60,549
70,945	Amgen Inc. *	5,161,249
131,155	Biogen Idec Inc. *	6,177,400
94,590	Chiron Corp. *	4,333,168
27,752	Genentech Inc. *	2,345,322
24,550	Genzyme Corp. *	1,650,251
65,000	ImClone Systems Inc. *	2,211,300
183,120	Millennium Pharmaceuticals Inc. *	1,851,343

	Total Biotechnology	23,790,582

Health Care Providers & Services — 1.4%
69,260	UnitedHealth Group Inc.	3,868,864

See Notes to Schedules of Investments.

All Cap Growth and Value
Schedules of Investments (unaudited)(continued)
March 31, 2006

Shares	Security	Value

Pharmaceuticals — 9.3%
72,290	Abbott Laboratories	$3,070,156
28,000	Eli Lilly & Co.	1,548,400
67,080	Forest Laboratories Inc. *	2,993,781
43,130	GlaxoSmithKline PLC, Sponsored ADR	2,256,130
107,224	Johnson & Johnson	6,349,805
25,000	Novartis AG, Sponsored ADR	1,386,000
249,016	Pfizer Inc.	6,205,479
61,610	Wyeth	2,989,317

	Total Pharmaceuticals	26,799,068

	TOTAL HEALTH CARE	54,458,514

INDUSTRIALS — 9.9%

Aerospace & Defense — 3.6%
21,000	Boeing Co.	1,636,530
72,960	Honeywell International Inc.	3,120,499
30,186	L-3 Communications Holdings Inc.	2,589,657
64,590	Raytheon Co.	2,960,806

	Total Aerospace & Defense	10,307,492

Airlines — 0.8%
129,830	Southwest Airlines Co.	2,335,642

Electrical Equipment — 1.1%
38,785	Emerson Electric Co.	3,243,590

Industrial Conglomerates — 2.8%
104,200	General Electric Co.	3,624,076
158,621	Tyco International Ltd.	4,263,732

	Total Industrial Conglomerates	7,887,808

Machinery — 1.6%
37,882	Caterpillar Inc.	2,720,306
64,200	Pall Corp.	2,002,398

	Total Machinery	4,722,704

	TOTAL INDUSTRIALS	28,497,236

INFORMATION TECHNOLOGY — 18.5%

Communications Equipment — 3.7%
320,975	Cisco Systems Inc. *	6,955,529
82,220	Motorola Inc.	1,883,660
92,210	Nokia Oyj, Sponsored ADR	1,910,591

	Total Communications Equipment	10,749,780

Computers & Peripherals — 2.5%
83,780	Dell Inc. *	2,493,293
19,435	International Business Machines Corp.	1,602,804
195,843	Maxtor Corp. *	1,872,259
20,300	SanDisk Corp. *	1,167,656

	Total Computers & Peripherals	7,136,012

Electronic Equipment & Instruments — 0.7%
50,790	Agilent Technologies Inc. *	1,907,164

Internet Software & Services — 0.9%
82,000	Yahoo! Inc. *	2,645,320

Semiconductors & Semiconductor Equipment — 6.8%
80,000	Applied Materials Inc.	1,400,800
829	Cabot Microelectronics Corp. *	30,756
45,136	Cree Inc. *	1,480,912
166,490	Intel Corp.	3,221,581
160,662	Micron Technology Inc. *	2,364,945
41,900	Novellus Systems Inc. *	1,005,600
See Notes to Schedules of Investments.

All Cap Growth and Value
Schedules of Investments (unaudited)(continued)
March 31, 2006

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 6.8% (continued)
236,035	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	$2,374,512
234,210	Texas Instruments Inc.	7,604,799

	Total Semiconductors & Semiconductor Equipment	19,483,905

Software — 3.9%
42,900	Advent Software Inc. *	1,219,218
45,820	Autodesk Inc.	1,764,987
32,000	Electronic Arts Inc. *	1,751,040
240,230	Microsoft Corp.	6,536,658

	Total Software	11,271,903

	TOTAL INFORMATION TECHNOLOGY	53,194,084

MATERIALS — 3.2%

Chemicals — 1.1%
29,600	Dow Chemical Co.	1,201,760
47,000	E.I. du Pont de Nemours & Co.	1,983,870

	Total Chemicals	3,185,630

Metals & Mining — 1.0%
91,945	Alcoa Inc.	2,809,839

Paper & Forest Products — 1.1%
44,975	Weyerhaeuser Co.	3,257,539

	TOTAL MATERIALS	9,253,008

TELECOMMUNICATION SERVICES — 1.6%

Diversified Telecommunication Services — 0.8%
64,440	Verizon Communications Inc.	2,194,826

Wireless Telecommunication Services — 0.8%
117,860	Vodafone Group PLC, Sponsored ADR	2,463,274

	TOTAL TELECOMMUNICATION SERVICES	4,658,100

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $247,142,875)	286,892,958

Face
Amount

SHORT-TERM INVESTMENT — 0.1%

Repurchase Agreement — 0.1%
$453,000	State Street Bank & Trust Co. dated 3/31/06, 4.050% due 4/3/06; Proceeds at maturity — $453,153; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $463,663) (Cost — $453,000)	453,000

	TOTAL INVESTMENTS — 100.1% (Cost — $247,595,875#)	287,345,958
	Liabilities in Excess of Other Assets — (0.1)%	(370,828)

	TOTAL NET ASSETS — 100.0%	$286,975,130

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Large Cap Growth and Value
Schedules of Investments (unaudited)
March 31, 2006

Shares	Security	Value

COMMON STOCKS — 94.8%

CONSUMER DISCRETIONARY — 15.4%

Hotels, Restaurants & Leisure — 0.8%
8,220	McDonald’s Corp.	$282,439

Household Durables — 0.8%
11,490	Newell Rubbermaid Inc.	289,433

Internet & Catalog Retail — 2.5%
9,000	Amazon.com Inc. *	328,590
10,000	Expedia Inc. *	202,700
12,750	IAC/InterActiveCorp. *	375,743

	Total Internet & Catalog Retail	907,033

Media — 7.8%
7,000	EchoStar Communications Corp., Class A Shares *	209,090
44,790	Liberty Media Corp., Class A Shares *	367,726
30,900	News Corp., Class B Shares	542,604
61,050	Time Warner Inc.	1,025,029
26,340	Walt Disney Co.	734,623

	Total Media	2,879,072

Multiline Retail — 0.4%
3,215	Target Corp.	167,212

Specialty Retail — 3.1%
10,000	Bed Bath & Beyond Inc. *	384,000
18,275	Home Depot Inc.	773,032

	Total Specialty Retail	1,157,032

	TOTAL CONSUMER DISCRETIONARY	5,682,221

CONSUMER STAPLES — 11.2%

Beverages — 3.4%
17,320	Coca-Cola Co.	725,189
8,960	PepsiCo Inc.	517,798

	Total Beverages	1,242,987

Food & Staples Retailing — 1.0%
18,990	Kroger Co. *	386,636

Food Products — 2.2%
15,050	Sara Lee Corp.	269,094
8,690	Wm. Wrigley Jr. Co.	556,160

	Total Food Products	825,254

Household Products — 3.1%
4,665	Kimberly-Clark Corp.	269,637
14,896	Procter & Gamble Co.	858,308

	Total Household Products	1,127,945

Tobacco — 1.5%
7,900	Altria Group Inc.	559,794

	TOTAL CONSUMER STAPLES	4,142,616

ENERGY — 6.3%

Energy Equipment & Services — 1.5%
4,310	Halliburton Co.	314,716
3,000	Noble Corp.	243,300

	Total Energy Equipment & Services	558,016

Oil, Gas & Consumable Fuels — 4.8%
3,300	Burlington Resources Inc.	303,303
7,285	Exxon Mobil Corp.	443,365
4,140	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	257,757
3,650	Suncor Energy Inc.	281,123
See Notes to Schedules of Investments.

Large Cap Growth and Value
Schedules of Investments (unaudited)(continued)
March 31, 2006

Shares	Security	Value

Oil, Gas & Consumable Fuels — 4.8% (continued)
3,695	Total SA, Sponsored ADR	$486,742

	Total Oil, Gas & Consumable Fuels	1,772,290

	TOTAL ENERGY	2,330,306

FINANCIALS — 18.5%

Capital Markets — 4.7%
2,290	Goldman Sachs Group Inc.	359,438
17,635	Merrill Lynch & Co. Inc.	1,388,933

	Total Capital Markets	1,748,371

Commercial Banks — 3.9%
12,602	Bank of America Corp.	573,895
7,050	Wachovia Corp.	395,152
7,500	Wells Fargo & Co.	479,025

	Total Commercial Banks	1,448,072

Consumer Finance — 2.4%
7,055	American Express Co.	370,740
6,230	Capital One Financial Corp.	501,640

	Total Consumer Finance	872,380

Diversified Financial Services — 1.1%
10,215	JPMorgan Chase & Co.	425,352

Insurance — 5.5%
2,000	AFLAC Inc.	90,260
17,160	American International Group Inc.	1,134,105
118	Berkshire Hathaway Inc., Class B Shares *	355,416
3,000	Chubb Corp.	286,320
3,560	St. Paul Travelers Cos. Inc.	148,772

	Total Insurance	2,014,873

Thrifts & Mortgage Finance — 0.9%
4,740	Golden West Financial Corp.	321,846
80	Washington Mutual Inc.	3,410

	Total Thrifts & Mortgage Finance	325,256

	TOTAL FINANCIALS	6,834,304

HEALTH CARE — 15.1%

Biotechnology — 5.3%
12,440	Amgen Inc. *	905,010
11,120	Biogen Idec Inc. *	523,752
6,100	Genentech Inc. *	515,511

	Total Biotechnology	1,944,273

Health Care Providers & Services — 2.1%
7,150	UnitedHealth Group Inc.	399,399
4,650	WellPoint Inc. *	360,049

	Total Health Care Providers & Services	759,448

Pharmaceuticals — 7.7%
5,500	Abbott Laboratories	233,585
15,800	Johnson & Johnson	935,676
4,650	Novartis AG, Sponsored ADR	257,796
40,898	Pfizer Inc.	1,019,178
8,650	Sanofi-Aventis, Sponsored ADR	410,443

	Total Pharmaceuticals	2,856,678

	TOTAL HEALTH CARE	5,560,399

INDUSTRIALS — 6.2%

Aerospace & Defense — 1.7%
4,090	Boeing Co.	318,734
See Notes to Schedules of Investments.

Large Cap Growth and Value
Schedules of Investments (unaudited)(continued)
March 31, 2006

Shares	Security	Value

Aerospace & Defense — 1.7% (continued)
7,050	Raytheon Co.	$323,172

	Total Aerospace & Defense	641,906

Building Products — 0.5%
6,000	Masco Corp.	194,940

Commercial Services & Supplies — 0.8%
4,950	Avery Dennison Corp.	289,476

Industrial Conglomerates — 3.2%
21,610	General Electric Co.	751,596
4,500	Textron Inc.	420,255

	Total Industrial Conglomerates	1,171,851

	TOTAL INDUSTRIALS	2,298,173

INFORMATION TECHNOLOGY — 15.9%

Communications Equipment — 3.6%
35,705	Cisco Systems Inc. *	773,727
8,925	Comverse Technology Inc. *	210,005
16,055	Nokia Oyj, Sponsored ADR	332,660

	Total Communications Equipment	1,316,392

Computers & Peripherals — 2.6%
18,280	Dell Inc. *	544,013
5,070	International Business Machines Corp.	418,123

	Total Computers & Peripherals	962,136

Internet Software & Services — 1.0%
11,700	Yahoo! Inc. *	377,442

Semiconductors & Semiconductor Equipment — 4.4%
34,895	Intel Corp.	675,218
28,670	Texas Instruments Inc.	930,915

	Total Semiconductors & Semiconductor Equipment	1,606,133

Software — 4.3%
6,950	Electronic Arts Inc. *	380,304
44,310	Microsoft Corp.	1,205,675

	Total Software	1,585,979

	TOTAL INFORMATION TECHNOLOGY	5,848,082

MATERIALS — 0.9%

Chemicals — 0.9%
4,850	Air Products & Chemicals Inc.	325,872

TELECOMMUNICATION SERVICES — 4.1%

Diversified Telecommunication Services — 1.4%
19,761	AT&T Inc.	534,337

Wireless Telecommunication Services — 2.7%
6,000	ALLTEL Corp.	388,500
23,315	Sprint Nextel Corp.	602,460

	Total Wireless Telecommunication Services	990,960

	TOTAL TELECOMMUNICATION SERVICES	1,525,297

UTILITIES — 1.2%

Multi-Utilities — 1.2%
9,600	Sempra Energy	446,016

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $31,328,503)	34,993,286

See Notes to Schedules of Investments.

Large Cap Growth and Value
Schedules of Investments (unaudited)(continued)
March 31, 2006

Face
Amount

SHORT-TERM INVESTMENT — 5.5%

Repurchase Agreement — 5.5%
$2,022,000	State Street Bank & Trust Co. dated 3/31/06, 4.050% due 4/3/06; Proceeds at maturity — $2,022,682; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $2,067,556) (Cost — $2,022,000)	$2,022,000

	TOTAL INVESTMENTS — 100.3% (Cost — $33,350,503#)	37,015,286
	Liabilities in Excess of Other Assets — (0.3)%	(112,204)

	TOTAL NET ASSETS — 100.0%	$36,903,082

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Global All Cap Growth and Value
Schedules of Investments (unaudited)
March 31, 2006

Shares	Security	Value

COMMON STOCKS — 93.8%

CONSUMER DISCRETIONARY — 15.4%

Automobiles — 0.4%
11,850	Honda Motor Co., Ltd., Sponsored ADR	$366,876

Hotels, Restaurants & Leisure — 0.4%
10,616	McDonald’s Corp.	364,766

Household Durables — 0.9%
10,620	Koninklijke Philips Electronics NV, New York Registered Shares	357,363
15,670	Newell Rubbermaid Inc.	394,727

	Total Household Durables	752,090

Internet & Catalog Retail — 1.6%
13,500	Amazon.com Inc. *	492,885
21,125	Expedia Inc. *	428,204
18,165	IAC/InterActiveCorp. *	535,322

	Total Internet & Catalog Retail	1,456,411

Media — 9.5%
27,370	Cablevision Systems Corp., New York Group, Class A Shares *	730,779
45,425	Comcast Corp., Special Class A Shares *	1,186,501
8,599	Discovery Holding Co., Class A Shares *	128,985
7,950	EchoStar Communications Corp., Class A Shares *	237,466
18,240	Grupo Televisa SA, Sponsored ADR	362,976
1,074	Liberty Global Inc., Series A Shares *	21,985
1,074	Liberty Global Inc., Series C Shares *	21,212
186,485	Liberty Media Corp., Class A Shares *	1,531,042
72,180	News Corp., Class B Shares	1,267,481
84,235	Time Warner Inc.	1,414,306
39,115	Walt Disney Co.	1,090,917
6,290	WPP Group PLC, Sponsored ADR	377,400

	Total Media	8,371,050

Multiline Retail — 0.3%
4,730	Target Corp.	246,007

Specialty Retail — 2.3%
13,810	Bed Bath & Beyond Inc. *	530,304
25,460	Charming Shoppes Inc. *	378,590
26,165	Home Depot Inc.	1,106,780

	Total Specialty Retail	2,015,674

	TOTAL CONSUMER DISCRETIONARY	13,572,874

CONSUMER STAPLES — 8.6%

Beverages — 2.4%
24,030	Coca-Cola Co.	1,006,136
5,750	Diageo PLC, Sponsored ADR	364,722
12,145	PepsiCo Inc.	701,860

	Total Beverages	2,072,718

Food & Staples Retailing — 1.4%
26,750	Kroger Co. *	544,630
19,750	Tesco PLC, Sponsored ADR	346,119
11,900	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	312,672

	Total Food & Staples Retailing	1,203,421

Food Products — 2.3%
14,370	Groupe Danone, Sponsored ADR	368,303
7,000	Nestle SA, Sponsored ADR	507,150
21,850	Sara Lee Corp.	390,678
12,390	Wm. Wrigley Jr. Co.	792,960

	Total Food Products	2,059,091

See Notes to Schedules of Investments.

Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
March 31, 2006

Shares	Security	Value

Household Products — 1.8%
6,725	Kimberly-Clark Corp.	$388,705
20,723	Procter & Gamble Co.	1,194,060

	Total Household Products	1,582,765

Tobacco — 0.7%
9,300	Altria Group Inc.	658,998

	TOTAL CONSUMER STAPLES	7,576,993

ENERGY — 6.8%

Energy Equipment & Services — 2.4%
7,515	Grant Prideco Inc. *	321,943
5,800	Halliburton Co.	423,516
3,500	Noble Corp.	283,850
22,870	Weatherford International Ltd. *	1,046,302

	Total Energy Equipment & Services	2,075,611

Oil, Gas & Consumable Fuels — 4.4%
8,850	Anadarko Petroleum Corp.	893,939
7,670	BP PLC, Sponsored ADR	528,770
4,000	Burlington Resources Inc.	367,640
7,750	Exxon Mobil Corp.	471,665
4,950	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	308,187
4,400	Suncor Energy Inc.	338,888
7,495	Total SA, Sponsored ADR	987,316

	Total Oil, Gas & Consumable Fuels	3,896,405

	TOTAL ENERGY	5,972,016

FINANCIALS — 15.8%

Capital Markets — 4.8%
3,080	Goldman Sachs Group Inc.	483,437
7,285	Lehman Brothers Holdings Inc.	1,052,901
23,440	Merrill Lynch & Co. Inc.	1,846,134
19,010	Nomura Holdings Inc., Sponsored ADR	421,452
4,040	UBS AG, Registered Shares	444,279

	Total Capital Markets	4,248,203

Commercial Banks — 4.3%
17,662	Bank of America Corp.	804,327
5,180	Bank of Ireland, Sponsored ADR	385,962
600	Comerica Inc.	34,782
4,070	HSBC Holdings PLC, Sponsored ADR	340,985
36,610	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	556,838
16,500	National Bank of Greece SA, Sponsored ADR	158,070
18,380	United Overseas Bank Ltd., Sponsored ADR	354,734
9,115	Wachovia Corp.	510,896
10,500	Wells Fargo & Co.	670,635

	Total Commercial Banks	3,817,229

Consumer Finance — 2.1%
9,740	American Express Co.	511,837
8,400	Capital One Financial Corp.	676,368
4,110	ORIX Corp., Sponsored ADR	638,283

	Total Consumer Finance	1,826,488

Diversified Financial Services — 1.1%
9,510	ING Groep NV, Sponsored ADR	374,694
13,185	JPMorgan Chase & Co.	549,023

	Total Diversified Financial Services	923,717

Insurance — 3.0%
2,000	AFLAC Inc.	90,260
22,450	American International Group Inc.	1,483,720
See Notes to Schedules of Investments.

Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
March 31, 2006

Shares	Security	Value

Insurance — 3.0% (continued)
10,095	AXA, Sponsored ADR	$352,921
92	Berkshire Hathaway Inc., Class B Shares *	277,104
3,950	Chubb Corp.	376,988
1,750	St. Paul Travelers Cos. Inc.	73,133

	Total Insurance	2,654,126

Thrifts & Mortgage Finance — 0.5%
6,500	Golden West Financial Corp.	441,350

	TOTAL FINANCIALS	13,911,113

HEALTH CARE — 16.9%

Biotechnology — 7.0%
730	Alkermes Inc. *	16,097
16,970	Amgen Inc. *	1,234,568
36,505	Biogen Idec Inc. *	1,719,385
22,240	Chiron Corp. *	1,018,814
8,050	Genentech Inc. *	680,306
7,315	Genzyme Corp. *	491,714
17,000	ImClone Systems Inc. *	578,340
48,130	Millennium Pharmaceuticals Inc. *	486,594

	Total Biotechnology	6,225,818

Health Care Equipment & Supplies — 0.4%
7,300	Smith & Nephew PLC, Sponsored ADR	325,653

Health Care Providers & Services — 2.5%
30,940	UnitedHealth Group Inc.	1,728,309
6,300	WellPoint Inc. *	487,809

	Total Health Care Providers & Services	2,216,118

Pharmaceuticals — 7.0%
7,500	Abbott Laboratories	318,525
18,790	Forest Laboratories Inc. *	838,598
10,030	GlaxoSmithKline PLC, Sponsored ADR	524,669
24,080	Johnson & Johnson	1,426,017
13,200	Novartis AG, Sponsored ADR	731,808
6,110	Novo-Nordisk A/S, Sponsored ADR	379,370
56,152	Pfizer Inc.	1,399,308
11,400	Sanofi-Aventis, Sponsored ADR	540,930

	Total Pharmaceuticals	6,159,225

	TOTAL HEALTH CARE	14,926,814

INDUSTRIALS — 7.2%
Aerospace & Defense — 1.8%
5,270	Boeing Co.	410,691
8,770	L-3 Communications Holdings Inc.	752,378
9,250	Raytheon Co.	424,020

	Total Aerospace & Defense	1,587,089

Building Products — 0.3%
8,000	Masco Corp.	259,920

Commercial Services & Supplies — 0.4%
6,400	Avery Dennison Corp.	374,272

Industrial Conglomerates — 4.1%
30,775	General Electric Co.	1,070,354
6,820	Hutchison Whampoa Ltd., ADR	312,868
6,350	Textron Inc.	593,026
15,200	Tomkins PLC, Sponsored ADR	358,264
47,285	Tyco International Ltd.	1,271,021

	Total Industrial Conglomerates	3,605,533

See Notes to Schedules of Investments.

Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
March 31, 2006

Shares	Security	Value

Machinery — 0.6%
16,540	Pall Corp.	$515,883

	TOTAL INDUSTRIALS	6,342,697

INFORMATION TECHNOLOGY — 14.9%

Communications Equipment — 2.5%
52,070	Cisco Systems Inc. *	1,128,357
11,800	Comverse Technology Inc. *	277,654
40,515	Nokia Oyj, Sponsored ADR	839,471

	Total Communications Equipment	2,245,482

Computers & Peripherals — 2.4%
23,580	Dell Inc. *	701,741
6,650	International Business Machines Corp.	548,425
52,370	Maxtor Corp. *	500,657
5,700	SanDisk Corp. *	327,864

	Total Computers & Peripherals	2,078,687

Electronic Equipment & Instruments — 0.6%
9,015	Mettler-Toledo International Inc. *	543,965

Internet Software & Services — 0.5%
15,000	Yahoo! Inc. *	483,900

Office Electronics — 0.7%
8,810	Canon Inc., Sponsored ADR	581,901

Semiconductors & Semiconductor Equipment — 3.7%
150	Cabot Microelectronics Corp. *	5,565
11,830	Cree Inc. *	388,142
47,370	Intel Corp.	916,609
41,840	Micron Technology Inc. *	615,885
39,970	Texas Instruments Inc.	1,297,826

	Total Semiconductors & Semiconductor Equipment	3,224,027

Software — 4.5%
12,660	Advent Software Inc. *	359,797
13,880	Autodesk Inc.	534,658
9,400	Electronic Arts Inc. *	514,368
60,370	Microsoft Corp.	1,642,668
10,470	SAP AG, Sponsored ADR	568,730
10,500	Trend Micro Inc., Sponsored ADR	365,925

	Total Software	3,986,146

	TOTAL INFORMATION TECHNOLOGY	13,144,108

MATERIALS — 2.5%

Chemicals — 1.5%
6,200	Air Products & Chemicals Inc.	416,578
4,450	BASF AG, Sponsored ADR	348,880
9,620	BOC Group PLC, Sponsored ADR	515,632

	Total Chemicals	1,281,090

Construction Materials — 0.6%
15,840	CRH PLC, Sponsored ADR	562,320

Metals & Mining — 0.4%
1,770	Rio Tinto PLC, Sponsored ADR	366,390

	TOTAL MATERIALS	2,209,800

TELECOMMUNICATION SERVICES — 4.1%

Diversified Telecommunication Services — 1.6%
27,608	AT&T Inc.	746,520
15,245	Nippon Telegraph & Telephone Corp., Sponsored ADR	328,530
See Notes to Schedules of Investments.

Global All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
March 31, 2006

Shares	Security	Value

Diversified Telecommunication Services — 1.6% (continued)
7,602	Telefonica SA, Sponsored ADR	$357,066

	Total Diversified Telecommunication Services	1,432,116

Wireless Telecommunication Services — 2.5%
8,550	ALLTEL Corp.	553,612
14,210	SK Telecom Co., Ltd., Sponsored ADR	335,214
31,984	Sprint Nextel Corp.	826,467
24,675	Vodafone Group PLC, Sponsored ADR	515,707

	Total Wireless Telecommunication Services	2,231,000

	TOTAL TELECOMMUNICATION SERVICES	3,663,116

UTILITIES — 1.6%

Electric Utilities — 0.5%
12,990	Endesa, SA, Sponsored ADR	417,628

Gas Utilities — 0.4%
149,350	Hong Kong & China Gas, Sponsored ADR	362,921

Multi-Utilities — 0.7%
13,800	Sempra Energy	641,148

	TOTAL UTILITIES	1,421,697

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $71,181,908)	82,741,228

Face
Amount

SHORT-TERM INVESTMENT — 6.0%

Repurchase Agreement — 6.0%
$5,299,000	State Street Bank & Trust Co. dated 3/31/06, 4.050% due 4/3/06; Proceeds at maturity — $5,300,789; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $5,417,281) (Cost — $5,299,000)	5,299,000

	TOTAL INVESTMENTS — 99.8% (Cost — $76,480,908#)	88,040,228
	Other Assets in Excess of Liabilities — 0.2%	159,076

	TOTAL NET ASSETS — 100.0%	$88,199,304

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Balanced All Cap Growth and Value
Schedules of Investments (unaudited)
March 31, 2006

Shares	Security	Value

COMMON STOCKS — 69.9%

CONSUMER DISCRETIONARY — 12.2%

Auto Components — 0.3%
34,000	Lear Corp.	$602,820

Hotels, Restaurants & Leisure — 0.4%
28,920	McDonald’s Corp.	993,691

Internet & Catalog Retail — 1.2%
24,500	Amazon.com Inc. *	894,495
39,595	Expedia Inc. *	802,591
33,595	IAC/InterActiveCorp. *	990,044

	Total Internet & Catalog Retail	2,687,130

Leisure Equipment & Products — 0.6%
58,180	Hasbro Inc.	1,227,598

Media — 7.5%
48,765	Cablevision Systems Corp., New York Group, Class A Shares *	1,302,026
26,500	Clear Channel Communications Inc.	768,765
80,135	Comcast Corp., Special Class A Shares *	2,093,126
16,958	Discovery Holding Co., Class A Shares *	254,370
122,500	Interpublic Group of Cos. Inc. *	1,171,100
3,554	Liberty Global Inc., Series A Shares *	72,750
3,554	Liberty Global Inc., Series C Shares *	70,192
226,585	Liberty Media Corp., Class A Shares *	1,860,263
105,270	News Corp., Class B Shares	1,848,541
61,000	Pearson PLC, Sponsored ADR	844,850
175,695	Time Warner Inc.	2,949,919
112,980	Walt Disney Co.	3,151,012

	Total Media	16,386,914

Specialty Retail — 2.2%
24,500	Bed Bath & Beyond Inc. *	940,800
48,660	Charming Shoppes Inc. *	723,574
76,005	Home Depot Inc.	3,215,012

	Total Specialty Retail	4,879,386

	TOTAL CONSUMER DISCRETIONARY	26,777,539

CONSUMER STAPLES — 5.5%

Beverages — 1.7%
44,105	Coca-Cola Co.	1,846,676
6,000	Molson Coors Brewing Co., Class B Shares	411,720
24,135	PepsiCo Inc.	1,394,762

	Total Beverages	3,653,158

Food & Staples Retailing — 1.0%
34,070	Safeway Inc.	855,838
29,500	Wal-Mart Stores Inc.	1,393,580

	Total Food & Staples Retailing	2,249,418

Food Products — 1.8%
32,500	Kraft Foods Inc., Class A Shares	985,075
38,000	Unilever PLC, Sponsored ADR	1,560,660
21,390	Wm. Wrigley Jr. Co.	1,368,960

	Total Food Products	3,914,695

Household Products — 1.0%
5,000	Kimberly-Clark Corp.	289,000
34,591	Procter & Gamble Co.	1,993,134

	Total Household Products	2,282,134

	TOTAL CONSUMER STAPLES	12,099,405

See Notes to Schedules of Investments.

Balanced All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
March 31, 2006

Shares	Security	Value

ENERGY — 5.8%

Energy Equipment & Services — 2.1%
9,200	Baker Hughes Inc.	$629,280
17,760	GlobalSantaFe Corp.	1,078,920
18,375	Grant Prideco Inc. *	787,185
44,040	Weatherford International Ltd. *	2,014,830

	Total Energy Equipment & Services	4,510,215

Oil, Gas & Consumable Fuels — 3.7%
23,220	Anadarko Petroleum Corp.	2,345,452
17,450	BP PLC, Sponsored ADR	1,203,003
6,800	Chevron Corp.	394,196
36,355	Exxon Mobil Corp.	2,212,565
19,420	Murphy Oil Corp.	967,504
44,850	Williams Cos. Inc.	959,342

	Total Oil, Gas & Consumable Fuels	8,082,062

	TOTAL ENERGY	12,592,277

FINANCIALS — 10.0%

Capital Markets — 3.4%
5,417	Ameriprise Financial Inc.	244,090
5,000	Goldman Sachs Group Inc.	784,800
13,285	Lehman Brothers Holdings Inc.	1,920,081
44,960	Merrill Lynch & Co. Inc.	3,541,050
16,380	State Street Corp.	989,843

	Total Capital Markets	7,479,864

Commercial Banks — 0.7%
35,032	Bank of America Corp.	1,595,357

Consumer Finance — 0.7%
30,085	American Express Co.	1,580,967

Diversified Financial Services — 0.8%
40,554	JPMorgan Chase & Co.	1,688,669

Insurance — 2.9%
11,925	Ambac Financial Group Inc.	949,230
39,050	American International Group Inc.	2,580,815
355	Berkshire Hathaway Inc., Class B Shares *	1,069,260
17,310	Chubb Corp.	1,652,066

	Total Insurance	6,251,371

Thrifts & Mortgage Finance — 1.5%
24,365	MGIC Investment Corp.	1,623,440
38,000	PMI Group Inc.	1,744,960

	Total Thrifts & Mortgage Finance	3,368,400

	TOTAL FINANCIALS	21,964,628

HEALTH CARE — 13.3%

Biotechnology — 5.8%
1,690	Alkermes Inc. *	37,265
37,500	Amgen Inc. *	2,728,125
68,455	Biogen Idec Inc. *	3,224,230
52,545	Chiron Corp. *	2,407,086
15,850	Genentech Inc. *	1,339,483
14,425	Genzyme Corp. *	969,649
33,500	ImClone Systems Inc. *	1,139,670
96,650	Millennium Pharmaceuticals Inc. *	977,132

	Total Biotechnology	12,822,640

Health Care Providers & Services — 1.0%
38,780	UnitedHealth Group Inc.	2,166,251

See Notes to Schedules of Investments.

Balanced All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
March 31, 2006

Shares	Security	Value

Pharmaceuticals — 6.5%
38,910	Abbott Laboratories	$1,652,508
15,000	Eli Lilly & Co.	829,500
35,560	Forest Laboratories Inc. *	1,587,043
23,350	GlaxoSmithKline PLC, Sponsored ADR	1,221,439
56,875	Johnson & Johnson	3,368,137
15,000	Novartis AG, Sponsored ADR	831,600
128,073	Pfizer Inc.	3,191,579
31,195	Wyeth	1,513,581

	Total Pharmaceuticals	14,195,387

	TOTAL HEALTH CARE	29,184,278

INDUSTRIALS — 7.0%

Aerospace & Defense — 2.5%
11,020	Boeing Co.	858,789
39,000	Honeywell International Inc.	1,668,030
16,560	L-3 Communications Holdings Inc.	1,420,682
34,815	Raytheon Co.	1,595,920

	Total Aerospace & Defense	5,543,421

Airlines — 0.6%
74,800	Southwest Airlines Co.	1,345,652

Electrical Equipment — 0.8%
20,505	Emerson Electric Co.	1,714,833

Industrial Conglomerates — 1.9%
54,510	General Electric Co.	1,895,858
83,950	Tyco International Ltd.	2,256,576

	Total Industrial Conglomerates	4,152,434

Machinery — 1.2%
20,830	Caterpillar Inc.	1,495,802
34,090	Pall Corp.	1,063,267

	Total Machinery	2,559,069

	TOTAL INDUSTRIALS	15,315,409

INFORMATION TECHNOLOGY — 12.8%

Communications Equipment — 2.6%
166,010	Cisco Systems Inc. *	3,597,437
45,115	Motorola Inc.	1,033,584
46,740	Nokia Oyj, Sponsored ADR	968,453

	Total Communications Equipment	5,599,474

Computers & Peripherals — 1.8%
45,080	Dell Inc. *	1,341,581
10,360	International Business Machines Corp.	854,389
101,085	Maxtor Corp. *	966,373
12,060	SanDisk Corp. *	693,691

	Total Computers & Peripherals	3,856,034

Electronic Equipment & Instruments — 0.5%
28,775	Agilent Technologies Inc. *	1,080,501

Internet Software & Services — 0.6%
43,000	Yahoo! Inc. *	1,387,180

Semiconductors & Semiconductor Equipment — 4.6%
47,500	Applied Materials Inc.	831,725
505	Cabot Microelectronics Corp. *	18,736
23,215	Cree Inc. *	761,684
85,790	Intel Corp.	1,660,036
77,640	Micron Technology Inc. *	1,142,861
15,000	Novellus Systems Inc. *	360,000
See Notes to Schedules of Investments.

Balanced All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
March 31, 2006

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 4.6% (continued)
124,222	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	$1,249,673
124,900	Texas Instruments Inc.	4,055,503

	Total Semiconductors & Semiconductor Equipment	10,080,218

Software — 2.7%
22,890	Advent Software Inc. *	650,534
23,240	Autodesk Inc.	895,205
17,000	Electronic Arts Inc. *	930,240
130,240	Microsoft Corp.	3,543,830

	Total Software	6,019,809

	TOTAL INFORMATION TECHNOLOGY	28,023,216

MATERIALS — 2.2%

Chemicals — 0.7%
14,500	Dow Chemical Co.	588,700
25,000	E.I. du Pont de Nemours & Co.	1,055,250

	Total Chemicals	1,643,950

Metals & Mining — 0.7%
48,535	Alcoa Inc.	1,483,230

Paper & Forest Products — 0.8%
23,340	Weyerhaeuser Co.	1,690,516

	TOTAL MATERIALS	4,817,696

TELECOMMUNICATION SERVICES — 1.1%

Diversified Telecommunication Services — 0.5%
35,570	Verizon Communications Inc.	1,211,514

Wireless Telecommunication Services — 0.6%
61,070	Vodafone Group PLC, Sponsored ADR	1,276,363

	TOTAL TELECOMMUNICATION SERVICES	2,487,877

	TOTAL COMMON STOCKS
	(Cost — $131,086,455)	153,262,325

Face
Amount

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.4%

U.S. Government Agencies — 12.9%
$7,160,000	Federal Home Loan Bank (FHLB), Global Bond, 4.625% due 7/18/07	7,117,749
5,700,000	Federal Home Loan Mortgage Corp. (FHLMC), 3.500% due 9/15/07	5,579,587
	Federal National Mortgage Association (FNMA):
3,190,000	3.800% due 1/18/08	3,115,357
12,955,000	3.375% due 12/15/08	12,411,590

	Total U.S. Government Agencies	28,224,283

U.S. Government Obligations — 15.5%
	U.S. Treasury Notes:
4,550,000	5.500% due 5/15/09	4,642,247
3,340,000	3.375% due 9/15/09	3,188,658
9,850,000	4.000% due 4/15/10	9,554,894
4,650,000	5.000% due 2/15/11	4,689,237
9,300,000	4.250% due 8/15/14	8,904,387
	Inflation Indexed:
1,559,270	0.875% due 4/15/10	1,477,410
1,472,450	2.000% due 7/15/14	1,436,501

	Total U.S. Government Obligations	33,893,334

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $63,554,127)	62,117,617

See Notes to Schedules of Investments.

Balanced All Cap Growth and Value
Schedules of Investments (unaudited) (continued)
March 31, 2006

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $194,640,582)	215,379,942

SHORT-TERM INVESTMENT — 1.7%

Repurchase Agreement — 1.7%
$3,831,000	State Street Bank & Trust Co. dated 3/31/06, 4.050% due 4/3/06; Proceeds at maturity — $3,832,293; (Fully collateralized by U.S. Treasury Bond, 4.500% due 2/15/36; Market value — $3,912,744) (Cost — $3,831,000)	$3,831,000

	TOTAL INVESTMENTS — 100.0% (Cost — $198,471,582#)	219,210,942
	Liabilities in Excess of Other Assets — (0.0%)	(4,139)

	TOTAL NET ASSETS — 100.0%	$219,206,803

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Effective May 1, 2006, the Multiple Discipline Portfolio-All Cap Growth and Value, Multiple Discipline Portfolio-Large Cap Growth and Value, Multiple Discipline Portfolio-Global All Cap Growth and Value and Multiple Discipline Portfolio-Balanced All Cap Growth and Value were renamed Legg Mason Partners Variable Multiple Discipline Portfolio-All Cap Growth and Value, (“All Cap Growth and Value”), Legg Mason Partners Variable Multiple Discipline Portfolio-Large Cap Growth and Value (“ Large Cap Growth & Value”), Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value (“Global All Cap Growth and Value’) and Legg Mason Partners Variable Multiple Discipline Portfolio-Balanced All Cap Growth and Value (“Balanced All Cap Growth and Value”) (“the Funds”) respectively. The Funds are separate diversified investment funds of Legg Mason Partners Variable Portfolios IV (formerly known as Smith Barney Multiple Discipline Trust) (“Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open end management investment company. The Trust is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

All Cap Growth and Value	$46,170,762	$(6,420,679)	$39,750,083
Large Cap Growth and Value	4,132,690	(467,907)	3,664,783
Global All Cap Growth and Value	12,618,511	(1,059,191)	11,559,320
Balanced All Cap Growth and Value	25,192,265	(4,452,905)	20,739,360

ITEM 1. SCHEDULE OF INVESTMENTS
[INSERT Schedule of Investments]
ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios IV

By /s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 30, 2006

By /s/ Robert J. Brault

Robert J. Brault
Chief Financial Officer
Date: May 30, 2006